Income Taxes (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Income (loss) before income taxes	$ (28,427,244)	$ (7,558,230)	$ 5,135,757
Income tax computed at statutory EIT rate (25%)	(7,106,811)	(1,889,558)	1,283,939
Effect of different tax rates available to different jurisdictions	0	0	123,830
Non-deductible expenses	6,290,595	1,086,931	1,976,633
Change in valuation allowance and others	816,216	0	344,836
Income tax expenses	$ 0	$ (802,627)	$ 3,729,238